ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2025
ORDINARY SHARES
Schedule of the Class A and Class B ordinary shares

	As of December 31,
	2024	2025
Class A Ordinary Shares
Shares authorized	498,911,230	498,911,230
Par value	$0.0005	$0.0005
Shares issued and outstanding	269,203,783	352,452,783
Class B Ordinary Shares
Shares authorized	81,088,770	81,088,770
Par value	$0.0005	$0.0005
Shares issued and outstanding	81,088,770	81,088,770